Cover	Jun. 23, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2025
Entity File Number	001-42653
Entity Registrant Name	Columbus Circle Capital Corp I
Entity Central Index Key	0002056263
Entity Tax Identification Number	99-3947168
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Columbus Circle
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	646
Local Phone Number	792-5600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	CCCMU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCCM
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CCCMW
Security Exchange Name	NASDAQ